Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation
15.	Share-Based Compensation

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in 2015 (the “2015 Plan”). The 2015 Plan allows the Group to grant options to employees, directors or consultants. Under the 2015 Plan, the maximum aggregate number of shares that may be issued shall not exceed 581,972,860. The terms of the options shall not exceed twenty years from the date of grant.

In July 2018, the Group adopted the 2018 Share Incentive Plan (the “2018 Plan”). The 2018 Plan allows the Group to grant options and RSUs to employees, directors or consultants. Under the 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is initially 363,130,400, plus an annual increase on the first day of each fiscal year of the company during the term of the 2018 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to the lessor of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by our board of directors. In March 2021, our board of directors approved an amendment to the 2018 Plan to increase the annual increase percentage from 1.0% to 3.0% effective from the fiscal year beginning January 1, 2022.

For the share options granted under the 2015 Plan and the 2018 Plan, in addition to the explicit service periods of four years, with 25% of the options vesting annually, Class A ordinary shares acquired from the exercise of vested options cannot be sold or transferred by the employees without the prior written consents of the Company within the first three years of vested (‘‘Restricted Shares’’). In the event that employment relationship is terminated with the Company, voluntarily or involuntarily, within the three-year lock-up periods, the Company may, at its sole discretion, repurchase the Restricted Shares at the employee’s exercise price. The Group determined the substance of the lock up periods to be additional implicit service periods of three years, thereby extending the vesting terms of the options to be seven years in total.

The RSUs granted under the 2018 Plan vest over a period of four years with 25% vesting on each anniversary from the date of grant, or with 50% of the RSUs vesting on the second anniversary and 25% on each of the third and fourth anniversary from the date of grant.

15.	Share-Based Compensation (Continued)
(a)	Share options:

The following table summarize the Group’s option activities under the 2015 Plan and the 2018 Plan:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2022	511,631,888	0.0065	5.2248	10,427,570	15.44
Granted	98,048,400	0.0065	24.5402
Forfeited	(11,854,180)	0.0065	5.8944
Exercised	(182,380,476)	0.0065	3.6994
Outstanding as of December 31, 2023	415,445,632	0.0065	10.4340	15,193,262	15.71
Vested and expected to vest as of December 31, 2023	415,445,632	0.0065	10.4340	15,193,262	15.71
Exercisable as of December 31, 2023	284,151,962	0.0065	4.5980	10,391,721	14.09

The aggregate intrinsic value in the table above is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was RMB1,252,115, RMB32,530,282 and RMB24,817,686 (US$3,495,498), respectively. The total fair value of vested options for the years ended December 31, 2021, 2022 and 2023 was RMB3,949,471, RMB4,770,523, and RMB3,285,026 (US$462,686), respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2021, 2022 and 2023 was US$32.0457, US$13.4311 and US$24.5402, respectively.

As of December 31, 2023, total unrecognized share-based compensation expense relating to unvested awards was RMB21,673,425 (US$3,052,638) which is expected to be recognized over a weighted-average period of 2.89 years.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rates:

	For the years ended December 31,
	2021	2022	2023

Risk-free interest rates	1.31%-1.69%	1.52%-4.08%	3.81%-5.13%
Expected volatility	46.28%-46.87%	46.29%-50.26%	50.31%-50.55%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$22.0375-$46.5375	$10.6625-$17.8550	$17.1475-$36.3175
Fair value of share option	$22.0310-$46.5310	$10.6560-$17.8485	$17.1425-$36.3127

15.	Share-Based Compensation (Continued)
(b)	RSUs:

The following table summarize the Group’s RSU activities under the 2018 Plan:

		Weighted
		average grant
	Number of RSUs	date fair value
		US$
Outstanding as of December 31, 2022	81,984,488	15.5100
Granted	36,331,044	23.3860
Vested	(26,726,376)	14.6771
Forfeited	(3,126,540)	19.3649
Outstanding as of December 31, 2023	88,462,616	18.8600

The total fair value of the RSUs vested during the years ended December 31, 2021, 2022 and 2023 was RMB675,837, RMB1,539,004, and RMB2,765,817 (US$389,557), respectively. The weighted average grant date fair value of the RSUs granted during the years ended December 31, 2021, 2022, and 2023 was US$32.4843, US$13.0177 and US$23.3860, respectively.

As of December 31, 2023, RMB6,824,175 (US$961,165) of unrecognized share-based compensation expenses related to RSUs is expected to be recognized over a weighted average vesting period of 2.69 years using the accelerated method. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

(c)	Share-based compensation expense by function:

The Group recognized share-based compensation expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Costs of revenues	26,624	33,788	132,470	18,658
Sales and marketing expenses	1,612,219	2,158,676	2,354,097	331,568
General and administrative expenses	792,421	3,004,327	2,289,272	322,437
Research and development expenses	2,343,466	2,521,574	2,302,955	324,364
	4,774,730	7,718,365	7,078,794	997,027